OMB APPROVAL
                                   OMB NUMBER:
                                   3235-0456
                                   EXPIRES:
                                   AUGUST 31,
                                   2000

             SECURITIES AND EXCHANGE COMMISSION
                   Washington,
D.C. 20549

                            Form
24f-2
              Annual Notice of
                   Securities Sold
                   Pursuant to
                   Rule 24f-2


   Read instructions at end of Form before
                    preparing Form. Please print
                    or type.



1.   Name and address of issuer:

     Active Assets Money Trust
     Two World Trade Center, 70th Floor
     New York, N.Y.   10048

2.   The name of each series or class of
securities for
     which this Form is filed ( If the Form is

     being filed for all series and classes of

     securities of the issuer, check the box but

     do not list the series or classes) :

                                             [  ]

3.   Investment Company Act File Number:  2-71560

     Securities Act File Number:  811-3159

4(a).     Last day of fiscal year for which this
Form is
          filed:  06/30/99




4(b).     [    ] Check box if this Form is being
filed late
                 (i.e., more than 90 calendar days
after
                 the end of the issuer's fiscal
                 year). (See Instruction A.2)


Note: If this Form is being filed late,
      interest must be paid on the registration fee due.

4(c).     [ ] Check box if this is the last
time the issuer
              will be filing this Form.



5.Calculation of registration fee:

(i)  Aggregate sale price of securities sold
during
 fiscal year pursuant to section 24(f):

$57,463,262,552.95


(ii) Aggregate price of securities redeemed
     or repurchased during the fiscal year:
$53,395,566,890.06



(iii) Aggregate price of securities redeemed
      or repurchased during any prior fiscal
      year ending no earlier than October 11,
      1995 that were not previously used to
      reduce registration fees payable to the
      Commission:                  $ 0.00
(iv) Total available redemption credits [add
        Items 5(ii) and 5(iii)] :
        $(53,395,566,890.06)



(v)  Net sales  if Item 5(i) is greater than
     Item 5(iv) [subtract Item 5(iv) from
     item 5(i) : $4,067,695,662.89




(vi) Redemption credits available for use in future
     years if Item 5(i) is less than Item
5(iv)
     [subtract Item 5(iv) from Item 5(i)]:

                                  $0.00
(vii)     Multiplier for determining
registration fee (See
          Instruction C.9):
                              0.000278

(viii) Registration fee due [multiply Item
       5(v) by Item 5(vii)] (enter 0 if no fee
       is due):
                                   =
$1,130,819.39


6. Prepaid Shares
  If the response to Item 5(i) was determined
  by deduction and amount of securities that
  were registered under the Securities Act of
  1933 pursuant to rule 24e-2 as in effect
  before [effective date of rescission of rule
  24e2], then report the amount of securities
  (number of shares or other units) deducted
  here:        .  If
  there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this Form is filed that are available for use by the issuer in future fiscal years, then state that number here:

7. Interest due if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):


+$0.00


8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:


=$1,130,819.39

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
                                        August
24, 1999
               Method of Delivery:
                                   [X] Wire
Transfer
                                   [  ] Mail or
other means



                  SIGNATURES

This report has been signed by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)* /s/Barry Fink
                             Barry Fink
                             Vice President

Date   August 24, 1999
           *Please print the name and title of
the signing officer below the signature.